Obligations under Finance Leases - Details of Obligations under Finance Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	¥ 72,221	¥ 67,924
USD [member] | Fixed interest rates ranging from 1.75% to 5.03% per annum as at December 31, 2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	8,630	7,803
USD [member] | Floating interest rates ranging from three-month LIBOR + 0.18% to three-month LIBOR + 2.95% per annum as at December 31, 2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	9,617	12,544
USD [member] | Floating interest rates ranging from six-month LIBOR + 0.03% to six-month LIBOR + 3.30% per annum as at December 31, 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	8,620	11,327
Singapore Dollars [member] | Floating interest rate at six-month SIBOR + 1.44% per annum as at December 31, 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	244	292
JPY [member] | Floating interest rate at three-month TIBOR + 0.75% to three-month TIBOR + 1.90% per annum as at December 31, 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	1,228	1,279
JPY [member] | Floating interest rate at six-month TIBOR + 3.00% per annum as at December 31, 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	229	295
RMB [member] | Fixed rate at 4.1% to 4.3% as at December 31, 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	1,097	856
RMB [member] | Floating interest rate ranging from 75.0% to 106.5% of five-year RMB loan benchmark interest rate announced by the PBOC [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	38,222	28,804
RMB [member] | Floating interest rate at three-month CHN HIBOR 0.38% as at December 31, 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	407	455
EURO [member] | Floating interest rate ranging from three-month EURIBOR + 0.32% to three-month EURIBOR + 2.20% per annum as at 31 December 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	2,440	2,701
EURO [member] | Floating interest rate ranging from six-month EURIBOR + 1.45% to six-month EURIBOR + 1.80% per annum as at December 31, 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	¥ 1,487	¥ 1,568